1. Business, Going Concern, Liquidity and Summary of Significant Accounting Policies: Going Concern Consideration (Policies)	12 Months Ended
Mar. 31, 2017
Policies
Going Concern Consideration

Going Concern Consideration

Effective April 1, 2016, the Company adopted ASU 2014-15, Presentation of Financial Statements-Going Concern (Subtopic 205-40), which requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued.  Management’s evaluations are based on relevant conditions and events that are known and reasonably to be knowable as of July 28, 2017.  Based on the following, management believes that it is probable that management will be unable to meet its obligations as they come due within one year that the financial statements are issued.

The Company’s operations are subject to certain risks and uncertainties including, among others, current and potential competitors with greater resources, lack of operating history and uncertainty of future profitability and possible fluctuations in financial results. Since inception, the Company has incurred substantial operating losses, principally from expenses associated with the Company’s Prolieve operation, research and development and financing activities. The Company believes these expenditures are essential for the commercialization of its technologies. The Company expects its operating losses to continue in the near future as it continues its Prolieve sales and marketing activities. Due to continued operating losses, there is substantial doubt regarding the Company's ability to continue as a going concern. The Company’s ability to achieve profitability is dependent upon its ability to operate its Prolieve business profitably and to obtain governmental approvals, produce, and market and sell its new product candidates. There can be no assurance that the Company will be able to commercialize its technology successfully or that profitability will ever be achieved. The operating results of the Company have fluctuated significantly in the past. The Company expects that its operating results will fluctuate significantly in the future and will depend on a number of factors, many of which are outside the Company’s control.

The Company will need substantial additional funding in order to sustain its operation, to complete the development, testing and commercialization of its product candidates. The commitment to these projects will require additional external funding, at least until the Company is able to generate sufficient cash flow from the sale of one or more of its products to support its continued operations. If adequate funding is not available, the Company may be required to delay, scale back or eliminate certain aspects of its operations or attempt to obtain funds through unfavorable arrangements with partners or others that may force it to relinquish rights to certain of its technologies, products or potential markets or that could impose onerous financial or other terms. Furthermore, if the Company cannot fund its ongoing development and other operating requirements, particularly those associated with its obligations to conduct clinical trials under its licensing agreements, it will be in breach of these licensing agreements and could therefore lose its license rights, which could have material adverse effects on its business. Additionally, the Company is not in compliance with the provisions of outstanding debt agreements, and it has not remitted quarterly royalty payments to Boston Scientific Corporation pursuant to the terms of its purchase agreement for Prolieve. The Company has not paid interest owing to certain holders of the convertible debentures, and is in default of the terms of the debentures.

Management is continuing its efforts to obtain additional funds through equity financing and through the negotiation of debt agreements to ensure that the Company can meet its obligations and sustain operations. Additionally, the Company is reducing costs of operations, as the Company is eliminating certain positions that do not hold value to the Company.

The consolidated financial statements do not include any adjustments relating to recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.